Operating Revenues - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred income	$ 11,604	$ 14,154
Revenue, performance obligation, description of timing	the Company’s 38 operated vessels, were subject to time charters, eleven of which will expire within one year, six which will expire within three years, and two which will expire after more than five years from the balance sheet date.	the Company’s 38 operated vessels, were subject to time charters, 18 of which will expire within one year, three which will expire within three years, and four which will expire after more than five years from the balance sheet date).
Accounts Receivable Net	$ 14,451	$ 23,462
Accounting Standards Update 2014-09 [Member]
Contract Assets	8,400	1,800
Contracts Of Affreightment [Member]
Deferred income	11,400	4,400
Accounts Receivable Net	7,700	4,200
Voyage Charters [Member]
Deferred income	1,600	3,000
Accounts Receivable Net	4,200	3,300
Cargo Commences [Member]
Contract Costs Incurred In Advance	1,500	1,300
Cargo Commences [Member] | Accounting Standards Update 2014-09 [Member]
Deferred income	$ 10,000	$ 11,200